Note 5 - Common Stock (Details Textual) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 15, 2022	Sep. 02, 2022	Apr. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Stock, Shares Authorized				75,000,000		75,000,000
Preferred Stock, Shares Authorized (in shares)				10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001		$ 0.001
Common Stock, Shares Authorized (in shares)				65,000,000		65,000,000	65,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001		$ 0.001	$ 0.001
Stock-based compensation							$ 222,000
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition				$ 62,000	$ 63,000
Stock Issued During Period, Shares, New Issues						2,504,500	5,000
Stock Issued During Period, Value, New Issues						$ 2,504,500	$ 5,000
Stock Issued During Period, Shares, Settlement of Accounts Payable							90,000
Stock Issued During Period, Value, Settlement of Accounts Payable							$ 90,000
Accounts Payable Settled with Shares							210,250
Gain (Loss) on Settlement of Accounts Payable							120,250
Proceeds from Issuance of Common Stock							5,000
Kelloff Oil & Gas, LLC [Member]
Stock-based compensation (in shares)						78,720
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition						$ 78,720
Stock Issued During Period, Value, Issued for Services						$ 29,000	$ 45,000
Stock Issued During Period, Shares, Issued for Services						29,000	45,000
Consulting Agreement, Shares Issued Per Month			5,000
Consulting Agreement, Month To Month Rate			$ 10,000
Consultant [Member]
Stock Issued During Period, Shares, Issued for Services		60,000				60,000
Share-Based Payment Arrangement, Expense						$ 40,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount				$ 20,000		$ 20,000
Consultant Two [Member]
Stock Issued During Period, Shares, Issued for Services						5,000
Share-Based Payment Arrangement, Expense					$ 6,000	$ 5,000
Consulting Agreement, Compensation Per Month	$ 10,000
Consulting Agreement, Shares Issued Per Month	2,000
Director [Member]
Stock Issued During Period, Shares Per Month Per Director				4,000		4,000
Stock-based compensation (in shares)						156,000	192,000
Stock-based compensation						$ 156,000	$ 192,000
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition				$ 36,000
Chief Financial Officer [Member]
Stock-based compensation (in shares)							361,678	25,000
Stock-based compensation								$ 25,000
Share-Based Payment Arrangement, Expense							$ 361,678
Shares Issued, Price Per Share							$ 1.00
Accrued Compensation							$ 40,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture, Bonus							25,000